Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

On September 23, 2024, the Company formed a wholly-owned subsidiary, RNK Health, a company incorporated under the laws of the State of Delaware as a limited liability company. RNK Health was formed in order to form a partnership and potential relationship with Nekwellness to engage in the proposed business of marketing certain products. On October 10, 2024, the Company, RNK Health, and Nekwellness entered into an operating agreement (the “Operating Agreement”) of RNK Health for the regulation and management of the affairs of RNK Health. On October 10, 2024, the Company, the sole member of RNK Health, admitted Nekwellness as a member of RNK Health and accordingly, Nekwellness was granted a 30% membership interest in RNK Health, with the Company reduced to a 70% membership interest.

Subsequent to September 30, 2024, 978,000 Warrant Shares held in abeyance were issued.

NOTE 9 – SUBSEQUENT EVENTS

Reverse split

On February 28, 2024, a majority of the Company shareholders granted discretionary authority to the Company’s Board of Directors to amend the Company’s Certificate of Incorporation to effect one or more consolidations of the Company’s issued and outstanding shares of common stock, pursuant to which the shares of common stock would be combined and reclassified into on the basis of one share of common stock for each 12 shares of the Company’s common stock then issued and outstanding (the “Reverse Stock Split”). On March 7, 2024, the Company filed a Certificate of Amendment to the Amended and Restated Articles of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Delaware to effect a 1-for-12 reverse stock split with respect to the outstanding shares of the Company’s common stock. The Certificate of Amendment and the reverse stock split became effective on March 7, 2024. All share and per share data in the accompanying financial statements have been retroactively adjusted to reflect the effect of the Reverse Stock Split.

Technology purchase agreement

On March 4, 2024, the Company entered into a Purchase Agreement with a third party (the “Seller”) to acquire certain technology and computer code. The Purchase Agreement grants the Company a perpetual, worldwide, non-exclusive, non-transferable, royalty free, fully paid license to (a) modify and create derivative works (“Derivative Works”) from certain technology and related codebase including, but not limited to, “Habit-tracking Module,” “Administrative Panel,” and related computer code (the “Code”). The aggregate purchase price shall be $150,000 (“Purchase Price”) payable in 4 monthly installments of $37,500 beginning on March 15, 2024.

Stock options

On March 5, 2024, the Company granted stock options to purchase an aggregate of 6,249 (2,083 stock options to each director) shares of the Company’s common stock at an exercise price of $6.00 per share to the Company’s board of directors pursuant to the 2022 Equity Incentive Plan. The grant date of the stock options was March 5, 2024 and the options expire on March 5, 2029. The options vest on the one-year anniversary of the stock option grant on March 5, 2025. The stock options will be valued on the grant date using a Black-Scholes option pricing model which will be recognized as stock-based compensation expense over the vesting period.

On March 7, 2024, the Company entered into Advisory Board Agreements (the Advisory Agreements”) with three members of the Company’s Medical Advisory Board. In connection with the Advisory Agreements, each medical Board member shall be paid an annual cash fee of $40,000 paid quarterly, and Company shall grant each Medical Advisory Board member stock options to purchase 4,167 shares of the Company’s common stock. As of the date of this report, the Company has not granted these options. The stock options will be valued on the grant date using a Black-Scholes option pricing model which will be recognized as stock-based professional fees over the vesting period.

Private Placement

On March 13, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (“the “Purchaser”) for the issuance and sale in a private placement (the “Private Placement”) of aggregate Units consisting of (i) 108,000 shares of the Company’s common stock, (ii) series A warrants to purchase up to 628,367 shares of the Company’s common stock (the “Series A Warrants”), and (iii) series B warrants to purchase up to 628,367 shares of the Company’s common stock (the “Series B Warrants” and together with the Series A Warrants, the “Common Warrants”). The purchase price of each Unit consisted of one share of the Company’s common stock and associated Common Warrants, was $5.57 per Unit for aggregate gross proceeds of $601,560. Additionally, the Company sold pre-funded warrants to purchase up to 520,367 shares of the Company’s common stock (the “Pre-Funded Warrants”). Pre-funded Warrants are a type of warrant that allows the warrant holder to purchase a specified number of a company’s securities at a nominal exercise price. The purchase price of each Pre-Funded Warrant was $5.569 for aggregate gross proceeds of $2,897,924. In connection with this Private Placement, the Company raised aggregate gross proceeds of $3,499,484 and received net proceeds of $3,056,984, net of offering costs of $382,500 and legal fees of $60,000.

The Common Warrants are exercisable immediately upon issuance at an exercise price of $5.50 per share. The Series A Warrants will expire five and one-half years from the date of issuance and the Series B Warrants will expire twenty-four months from the date of issuance. The Pre-Funded Warrants are exercisable immediately upon issuance at a nominal exercise price of $0.001 and may be exercised at any time until the Pre-Funded Warrants are exercised in full. A holder of Pre-Funded Warrants or Common Warrants (together with its affiliates) may not exercise any portion of a warrant to the extent that the holder would own more than 4.99% (or, at the election of the holder 9.99%) of the Company’s outstanding Common Stock immediately after exercise.

In connection with the Private Placement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”), dated as of March 13, 2024, with the Purchaser, pursuant to which the Company agreed to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) registering the resale of the securities issued in the Private Placement no later than 30 days after the date of the Registration Rights Agreement, and to use its best efforts to have the registration statement declared effective as promptly as practical thereafter, and in any event no later than 60 days following the date of the Registration Rights Agreement (or 90 days following the date of the Registration Rights Agreement in the event of a “full review” by the SEC).

The Private Placement closed on March 15, 2024. The gross proceeds to the Company from the Private Placement were approximately $3.5 million, before deducting placement agent fees and expenses and estimated offering expenses payable by the Company. The Company intends to use the net proceeds received from the Private Placement for general corporate purposes and working capital.

H.C. Wainwright & Co., LLC (“Wainwright”) acted as the Company’s exclusive placement agent in connection with the Private Placement, pursuant to that certain engagement letter, dated as of March 7, 2024 and as amended on March 13, 2024, between the Company and Wainwright (the “Engagement Letter”). Pursuant to the Engagement Letter, the Company paid Wainwright (i) a total cash fee equal to 7.5% of the aggregate gross proceeds of the Private Placement and (ii) a management fee of 1.0% of the aggregate gross proceeds of the Private Placement. In addition, the Company agreed to pay Wainwright certain expenses and issued to Wainwright or its designees warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 47,128 shares of the Company’s common stock at an exercise price equal to $6.9625 per share. The Placement Agent Warrants are exercisable immediately upon issuance and have a term of exercise equal to five and a half years from the date of issuance. In addition, pursuant to the Engagement Letter, the Company agreed that upon any exercise for cash of any privately placed warrants issued to investors in an offering covered by the Engagement Letter, the Company shall (i) pay Wainwright a cash fee of 7.5% and a management fee of 1.0% of the aggregate gross exercise paid in cash with respect thereto, and (ii) issue warrants to purchase that number of shares of common stock equal to 7.5% of the aggregate number of shares of common stock underlying the warrants that were exercised.

Treasury Shares

In connection with the 2023 Stock Repurchase Program, from January 1, 2024 to March 28, 2024, the Company purchased and cancelled 6,846 shares of its common stock for $19,601, or at an average price of $2.86 per share.